Distribution of Income from operations, including Restructuring, by Geographical Are (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Income from operations	$ 73,927	$ 68,131	$ 149,937	$ 134,805
Ireland
Segment Reporting Information [Line Items]
Income from operations	54,597	49,436	114,148	97,002
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	4,863	3,521	8,307	10,307
United States
Segment Reporting Information [Line Items]
Income from operations	11,826	12,592	22,610	22,447
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,641	$ 2,582	$ 4,872	$ 5,049